UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑01241

Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)

November 30
Date of Fiscal Year End
May 31, 2024
Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance International Small‑Cap Fund Class A EILAX Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about the Eaton Vance International Small‑Cap Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open‑end‑mutual‑fund‑documents.php. You can also request this information by contacting us at 1‑800‑262‑1122.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.30%

Key Fund Statistics
Total Net Assets	$56,022,012

# of Portfolio Holdings	103

Portfolio Turnover Rate	25%

What did the Fund invest in?
The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Top Ten Holdings (% of total investments)[1]

Diploma PLC	2.0%

IPSOS SA	1.8%

Sdiptech AB, Class B	1.8%

Chiba Bank Ltd.	1.7%

Cranswick PLC	1.6%

Greggs PLC	1.6%

JTC PLC	1.5%

CAR Group Ltd.	1.5%

Fukuoka Financial Group, Inc.	1.5%

Games Workshop Group PLC	1.5%

Total	16.5%

[1]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open‑end‑mutual‑fund‑documents.php.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Householding
The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1‑800‑262‑1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report May 31, 2024
EILAX ‑TSR‑SAR

Eaton Vance International Small‑Cap Fund Class I EILIX Semi-Annual Shareholder Report May 31, 2024

This semi-annual shareholder report contains important information about the Eaton Vance International Small‑Cap Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open‑end‑mutual‑fund‑documents.php. You can also request this information by contacting us at 1‑800‑262‑1122.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.05%

Key Fund Statistics
Total Net Assets	$56,022,012

# of Portfolio Holdings	103

Portfolio Turnover Rate	25%

What did the Fund invest in?
The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Top Ten Holdings (% of total investments)[1]

Diploma PLC	2.0%

IPSOS SA	1.8%

Sdiptech AB, Class B	1.8%

Chiba Bank Ltd.	1.7%

Cranswick PLC	1.6%

Greggs PLC	1.6%

JTC PLC	1.5%

CAR Group Ltd.	1.5%

Fukuoka Financial Group, Inc.	1.5%

Games Workshop Group PLC	1.5%

Total	16.5%

[1]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open‑end‑mutual‑fund‑documents.php.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Householding
The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1‑800‑262‑1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Semi-Annual Shareholder Report May 31, 2024
EILIX ‑TSR‑SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
International Small-Cap Fund
Semi-Annual Financial Statements and Additional Information
May 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information May 31, 2024
Eaton Vance
International Small-Cap Fund

Eaton Vance
International Small-Cap Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 97.0%
Security	Shares	Value
Australia — 8.8%
BlueScope Steel Ltd.	12,743	$ 179,828
CAR Group Ltd.	37,012	864,250
Data#3 Ltd.	123,540	658,639
Dexus	98,627	447,464
Dicker Data Ltd.	87,682	540,176
EBOS Group Ltd.	29,664	603,120
Evolution Mining Ltd.	116,187	303,072
IGO Ltd.	27,117	127,020
Lynas Rare Earths Ltd.(1)	20,082	89,592
Northern Star Resources Ltd.	32,766	313,251
Steadfast Group Ltd.	161,713	596,332
Westgold Resources Ltd.	132,155	203,440
		$ 4,926,184
Austria — 0.8%
BAWAG Group AG(2)	6,973	$ 461,278
		$ 461,278
Belgium — 2.3%
Azelis Group NV	29,314	$ 623,563
KBC Ancora	6,255	315,015
VGP NV	2,885	333,201
		$ 1,271,779
Canada — 7.3%
Agnico Eagle Mines Ltd.	4,118	$ 280,838
Allied Properties Real Estate Investment Trust	45,503	563,884
ARC Resources Ltd.	14,435	273,142
ATS Corp.(1)	17,719	564,481
Descartes Systems Group, Inc.(1)	5,425	500,965
Keyera Corp.	14,456	382,785
Killam Apartment Real Estate Investment Trust	43,871	555,247
Pan American Silver Corp.	6,501	143,142
Peyto Exploration & Development Corp.	33,350	374,131
TMX Group Ltd.	15,999	429,395
		$ 4,068,010
Denmark — 0.5%
Topdanmark AS	6,927	$ 295,423
		$ 295,423
Security	Shares	Value
France — 1.8%
IPSOS SA	13,923	$ 1,015,586
		$ 1,015,586
Germany — 2.6%
Jenoptik AG	23,792	$ 713,562
LEG Immobilien SE	5,440	483,802
Schott Pharma AG & Co. KGaA	8,317	265,215
		$ 1,462,579
Italy — 6.7%
Amplifon SpA	15,543	$ 574,517
BFF Bank SpA(2)	62,232	620,902
DiaSorin SpA	4,123	444,950
FinecoBank Banca Fineco SpA	25,760	417,790
Interpump Group SpA	13,237	624,307
Moncler SpA	8,385	559,527
Reply SpA	3,586	495,284
		$ 3,737,277
Japan — 27.4%
As One Corp.	43,111	$ 685,603
Asahi Intecc Co. Ltd.	31,317	452,553
Azbil Corp.	15,242	422,843
BayCurrent Consulting, Inc.	32,959	671,629
Chiba Bank Ltd.	99,507	951,033
Cosmos Pharmaceutical Corp.	5,988	482,708
Daiseki Co. Ltd.	22,924	472,182
dip Corp.	19,974	331,899
Fukuoka Financial Group, Inc.	29,526	863,869
Goldwin, Inc.	11,001	574,986
Hoshino Resorts REIT, Inc.	154	508,385
Hoshizaki Corp.	18,392	660,475
JMDC, Inc.	11,576	202,471
Kobe Bussan Co. Ltd.	25,749	569,533
Kyoritsu Maintenance Co. Ltd.	40,978	808,061
LaSalle Logiport REIT	677	636,091
Miura Co. Ltd.	17,464	361,157
NOF Corp.	52,830	680,443
Riken Keiki Co. Ltd.	31,702	800,794
Sanwa Holdings Corp.	41,426	771,201
SHIFT, Inc.(1)	2,746	266,006
Sumco Corp.	47,645	716,263
T Hasegawa Co. Ltd.	22,871	447,413
TechnoPro Holdings, Inc.	15,985	266,095
Tosei Corp.	40,063	576,179

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Toyo Suisan Kaisha Ltd.	9,825	$ 708,332
USS Co. Ltd.	55,571	434,520
		$15,322,724
Luxembourg — 0.2%
APERAM SA	4,283	$ 123,538
		$ 123,538
Netherlands — 3.6%
BE Semiconductor Industries NV	4,274	$ 635,833
Euronext NV(2)	7,126	701,670
IMCD NV	4,536	692,217
		$ 2,029,720
New Zealand — 1.0%
Spark New Zealand Ltd.	222,010	$ 569,937
		$ 569,937
Portugal — 0.7%
NOS SGPS SA	114,997	$ 414,157
		$ 414,157
Singapore — 0.9%
Daiwa House Logistics Trust	1,149,106	$ 489,243
		$ 489,243
Spain — 1.9%
Acciona SA	4,202	$ 539,480
Inmobiliaria Colonial Socimi SA	77,191	523,675
		$ 1,063,155
Sweden — 9.4%
AddTech AB, Class B	34,034	$ 806,405
Autoliv, Inc.	5,421	691,557
Boliden AB	5,718	200,434
Cibus Nordic Real Estate AB publ	46,918	686,834
Indutrade AB	17,487	453,657
Lagercrantz Group AB, Class B	28,383	486,164
Sdiptech AB, Class B(1)	30,569	993,399
SmartCraft ASA(1)	240,665	691,400
SSAB AB, Class B	41,730	242,457
		$ 5,252,307
Switzerland — 1.2%
Galenica AG(2)	5,168	$ 428,456
Security	Shares	Value
Switzerland (continued)
VZ Holding AG	2,003	$ 248,725
		$ 677,181
United Kingdom — 19.9%
Allfunds Group PLC	44,239	$ 265,912
Cranswick PLC	16,236	925,273
Diploma PLC	21,723	1,138,710
DiscoverIE Group PLC	90,176	846,214
Games Workshop Group PLC	6,644	849,992
Grainger PLC	97,135	311,106
Greggs PLC	23,079	867,940
Intermediate Capital Group PLC	16,247	484,071
JTC PLC(2)	75,040	866,096
Judges Scientific PLC	4,841	690,280
Nomad Foods Ltd.	15,126	265,613
Shaftesbury Capital PLC	250,135	469,125
SSP Group PLC	206,173	440,666
Vistry Group PLC(1)	33,418	553,666
Volution Group PLC	139,598	811,579
Wise PLC, Class A(1)	72,163	758,292
Zegona Communications PLC(1)	193,240	630,690
		$11,175,225
Total Common Stocks (identified cost $46,826,229)		$54,355,303

Short-Term Investments — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(3)	1,760,423	$ 1,760,423
Total Short-Term Investments (identified cost $1,760,423)		$ 1,760,423

Total Investments — 100.2% (identified cost $48,586,652)	$56,115,726
Other Assets, Less Liabilities — (0.2)%	$ (93,714)
Net Assets — 100.0%	$56,022,012

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $3,078,402 or 5.5% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	21.0%	$11,779,450
Financials	14.8	8,275,803
Information Technology	12.4	6,927,929
Real Estate	11.8	6,584,236
Consumer Discretionary	10.3	5,780,915
Health Care	6.5	3,656,885
Communication Services	6.2	3,494,620
Materials	5.9	3,334,468
Consumer Staples	5.3	2,951,459
Energy	1.8	1,030,058
Utilities	1.0	539,480
Short-Term Investments	3.2	1,760,423
Total Investments	100.2%	$56,115,726

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Statement of Assets and Liabilities (Unaudited)

May 31, 2024
Assets
Unaffiliated investments, at value (identified cost $46,826,229)	$54,355,303
Affiliated investments, at value (identified cost $1,760,423)	1,760,423
Dividends receivable	137,982
Dividends receivable from affiliated investments	5,219
Receivable for Fund shares sold	1,975
Tax reclaims receivable	52,212
Receivable from affiliates	7,269
Trustees' deferred compensation plan	4,203
Total assets	$56,324,586
Liabilities
Payable for Fund shares redeemed	$3,858
Due to custodian — foreign currency, at value (identified cost $185,382)	185,246
Payable to affiliates:
Investment adviser and administration fee	41,908
Distribution and service fees	230
Trustees' fees	724
Trustees' deferred compensation plan	4,203
Payable for custodian fee	33,474
Payable for legal and accounting services	23,813
Accrued expenses	9,118
Total liabilities	$302,574
Net Assets	$56,022,012
Sources of Net Assets
Paid-in capital	$56,158,220
Accumulated loss	(136,208)
Net Assets	$56,022,012
Class A Shares
Net Assets	$1,094,196
Shares Outstanding	86,054
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.72
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$13.42
Class I Shares
Net Assets	$54,927,816
Shares Outstanding	4,304,937
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.76
On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $77,279)	$773,287
Dividend income from affiliated investments	33,771
Total investment income	$807,058
Expenses
Investment adviser and administration fee	$261,816
Distribution and service fees:
Class A	1,368
Trustees’ fees and expenses	2,224
Custodian fee	27,531
Transfer and dividend disbursing agent fees	4,076
Legal and accounting services	24,571
Printing and postage	889
Registration fees	14,450
Miscellaneous	7,031
Total expenses	$343,956
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$38,045
Total expense reductions	$38,045
Net expenses	$305,911
Net investment income	$501,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,573,916)
Foreign currency transactions	(3,870)
Net realized loss	$(1,577,786)
Change in unrealized appreciation (depreciation):
Investments	$4,548,343
Foreign currency	(3,767)
Net change in unrealized appreciation (depreciation)	$4,544,576
Net realized and unrealized gain	$2,966,790
Net increase in net assets from operations	$3,467,937

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Statements of Changes in Net Assets

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$501,147	$1,137,839
Net realized loss	(1,577,786)	(3,131,369)
Net change in unrealized appreciation (depreciation)	4,544,576	3,121,587
Net increase in net assets from operations	$3,467,937	$1,128,057
Distributions to shareholders:
Class A	$(16,695)	$(10,863)
Class I	(1,023,633)	(613,137)
Total distributions to shareholders	$(1,040,328)	$(624,000)
Transactions in shares of beneficial interest:
Class A	$(24,591)	$(30,807)
Class I	(2,238,105)	(1,118,722)
Net decrease in net assets from Fund share transactions	$(2,262,696)	$(1,149,529)
Net increase (decrease) in net assets	$164,913	$(645,472)
Net Assets
At beginning of period	$55,857,099	$56,502,571
At end of period	$56,022,012	$55,857,099

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Financial Highlights

	Class A
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$12.130	$12.030	$15.960	$13.790	$12.670	$11.790
Income (Loss) From Operations
Net investment income(1)	$0.093	$0.208	$0.125	$0.065	$0.037	$0.131
Net realized and unrealized gain (loss)	0.688	0.007(2)	(3.141)	2.221	1.287	1.233
Total income (loss) from operations	$0.781	$0.215	$(3.016)	$2.286	$1.324	$1.364
Less Distributions
From net investment income	$(0.191)	$(0.115)	$(0.198)	$(0.116)	$(0.204)	$(0.096)
From net realized gain	—	—	(0.716)	—	—	(0.388)
Total distributions	$(0.191)	$(0.115)	$(0.914)	$(0.116)	$(0.204)	$(0.484)
Net asset value — End of period	$12.720	$12.130	$12.030	$15.960	$13.790	$12.670
Total Return(3)(4)	6.34%(5)	1.83%	(20.24)%	16.66%	10.54%	12.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,094	$1,068	$1,090	$703	$1,417	$1,717
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.30%(6)(7)	1.30%(7)	1.36%(7)	1.40%	1.40%	1.40%
Net investment income	1.49%(6)	1.73%	0.99%	0.42%	0.30%	1.12%
Portfolio Turnover	25%(5)	36%	51%	59%	61%	70%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.12%, 0.07%, 0.01%, 0.16% and 0.21% of average daily net assets for the six months ended May 31, 2024 and the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2024 and the years ended November 30, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$12.190	$12.070	$16.030	$13.850	$12.720	$11.840
Income (Loss) From Operations
Net investment income(1)	$0.108	$0.239	$0.171	$0.131	$0.074	$0.161
Net realized and unrealized gain (loss)	0.685	0.012(2)	(3.169)	2.200	1.289	1.242
Total income (loss) from operations	$0.793	$0.251	$(2.998)	$2.331	$1.363	$1.403
Less Distributions
From net investment income	$(0.223)	$(0.131)	$(0.246)	$(0.151)	$(0.233)	$(0.135)
From net realized gain	—	—	(0.716)	—	—	(0.388)
Total distributions	$(0.223)	$(0.131)	$(0.962)	$(0.151)	$(0.233)	$(0.523)
Net asset value — End of period	$12.760	$12.190	$12.070	$16.030	$13.850	$12.720
Total Return(3)(4)	6.49%(5)	2.13%	(20.05)%	16.86%	10.82%	12.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,928	$54,789	$55,413	$73,293	$49,028	$42,132
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.05%(6)(7)	1.05%(7)	1.11%(7)	1.15%	1.15%	1.15%
Net investment income	1.73%(6)	1.98%	1.35%	0.82%	0.61%	1.37%
Portfolio Turnover	25%(5)	36%	51%	59%	61%	70%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.13%, 0.12%, 0.07%, 0.01%, 0.16% and 0.21% of average daily net assets for the six months ended May 31, 2024 and the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended May 31, 2024 and the years ended November 30, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of May 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to May 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At November 30, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $5,947,406 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2023, $3,948,265 are short-term and $1,999,141 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$49,753,331
Gross unrealized appreciation	$10,027,615
Gross unrealized depreciation	(3,665,220)
Net unrealized appreciation	$6,362,395

Eaton Vance
International Small-Cap Fund
May 31, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.900%
$500 million but less than $1 billion	0.850%
$1 billion but less than $2.5 billion	0.825%
$2.5 billion but less than $5 billion	0.800%
$5 billion and over	0.780%
For the six months ended May 31, 2024, the investment adviser and administration fee amounted to $261,816 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), to render investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended May 31, 2024, the investment adviser and administration fee paid was reduced by $978 relating to the Fund’s investment in the Liquidity Fund.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.30% and 1.05% of the Fund’s average daily net assets for Class A and Class I, respectively, through April 1, 2025. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $37,067 in total of the Fund’s operating expenses for the six months ended May 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2024, EVM earned $1,089 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received less than $100 as its portion of the sales charges on sales of Class A shares for the six months ended May 31, 2024. EVD received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2024 amounted to $1,368 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $14,144,003 and $17,000,192, respectively, for the six months ended May 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	290	$ 3,629	9,647	$ 116,599
Issued to shareholders electing to receive payments of distributions in Fund shares	992	12,729	729	8,476
Redemptions	(3,265)	(40,949)	(12,922)	(155,882)
Net decrease	(1,983)	$ (24,591)	(2,546)	$ (30,807)
Class I
Sales	357,126	$4,492,259	434,195	$5,173,548
Issued to shareholders electing to receive payments of distributions in Fund shares	79,536	1,023,633	52,675	613,137
Redemptions	(625,867)	(7,753,997)	(582,436)	(6,905,407)
Net decrease	(189,205)	$(2,238,105)	(95,566)	$(1,118,722)
At May 31, 2024, EVM and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 70.1% of the value of the outstanding shares of the Fund.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2024.

Eaton Vance
International Small-Cap Fund
May 31, 2024
Notes to Financial Statements (Unaudited) — continued

9  Affiliated Investments
At May 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,760,423, which represents 3.2% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,435,224	$10,069,481	$(9,744,282)	$ —	$ —	$1,760,423	$33,771	1,760,423
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia	$ —	$ 15,811,967	$ —	$15,811,967
Australasia/Pacific	—	5,496,121	—	5,496,121
Developed Europe	957,170	28,022,035	—	28,979,205
North America	4,068,010	—	—	4,068,010
Total Common Stocks	$5,025,180	$49,330,123*	$ —	$54,355,303
Short-Term Investments	$1,760,423	$ —	$ —	$ 1,760,423
Total Investments	$6,785,603	$ 49,330,123	$ —	$56,115,726
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

EILAX-NCSR    5.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: July 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: July 22, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: July 22, 2024